Quarterly Holdings Report
for

Fidelity Freedom® 2065 Fund

December 31, 2020

F65-QTLY-0221
1.9895823.101

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $19,997)	20,000	19,997
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	255,570	$2,933,941
Fidelity Series Blue Chip Growth Fund (b)	271,902	4,559,797
Fidelity Series Commodity Strategy Fund (b)	805,592	3,697,666
Fidelity Series Growth Company Fund (b)	510,635	11,627,154
Fidelity Series Intrinsic Opportunities Fund (b)	651,812	12,025,932
Fidelity Series Large Cap Stock Fund (b)	634,504	10,437,596
Fidelity Series Large Cap Value Index Fund (b)	289,853	3,828,962
Fidelity Series Opportunistic Insights Fund (b)	295,417	5,982,194
Fidelity Series Small Cap Discovery Fund (b)	104,900	1,302,856
Fidelity Series Small Cap Opportunities Fund (b)	277,319	4,445,416
Fidelity Series Stock Selector Large Cap Value Fund (b)	696,152	8,868,976
Fidelity Series Value Discovery Fund (b)	474,080	6,793,564
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,402,540)		76,504,054

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	292,959	3,383,671
Fidelity Series Emerging Markets Fund (b)	208,945	2,369,436
Fidelity Series Emerging Markets Opportunities Fund (b)	862,448	21,526,691
Fidelity Series International Growth Fund (b)	584,875	10,399,080
Fidelity Series International Small Cap Fund (b)	156,341	3,209,688
Fidelity Series International Value Fund (b)	1,024,731	10,339,534
Fidelity Series Overseas Fund (b)	817,938	10,142,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,806,641)		61,370,534

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	87,270	832,554
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	25,169	272,333
Fidelity Series Floating Rate High Income Fund (b)	21,120	191,983
Fidelity Series High Income Fund (b)	102,752	972,031
Fidelity Series Inflation-Protected Bond Index Fund (b)	267,648	2,871,868
Fidelity Series International Credit Fund (b)	4,586	46,911
Fidelity Series Investment Grade Bond Fund (b)	3,697	44,063
Fidelity Series Long-Term Treasury Bond Index Fund (b)	355,467	3,259,636
Fidelity Series Real Estate Income Fund (b)	59,377	623,461
TOTAL BOND FUNDS
(Cost $9,157,722)		9,114,840

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	160,891	160,923
Fidelity Series Government Money Market Fund 0.13% (b)(d)	1,479,149	1,479,149
Fidelity Series Short-Term Credit Fund (b)	15,439	158,092
TOTAL SHORT-TERM FUNDS
(Cost $1,796,256)		1,798,164
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $132,183,156)		148,807,589
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,609)
NET ASSETS - 100%		$148,805,980

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$187,440	$(44)	$(44)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	March 2021	213,080	124	124
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	March 2021	193,230	(3,683)	(3,683)
TOTAL FUTURES CONTRACTS					$(3,603)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,997.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16
Total	$16

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$770,740	$1,709,630	$68,884	$180,268	$2,365	$520,090	$2,933,941
Fidelity Series Blue Chip Growth Fund	1,358,432	3,702,497	933,136	1,244,828	(65,546)	497,550	4,559,797
Fidelity Series Canada Fund	805,631	2,166,701	183,225	65,010	(5,562)	600,126	3,383,671
Fidelity Series Commodity Strategy Fund	1,367,541	2,216,015	398,579	11,044	(35,042)	547,731	3,697,666
Fidelity Series Emerging Markets Debt Fund	256,863	522,033	21,404	19,073	(990)	76,052	832,554
Fidelity Series Emerging Markets Debt Local Currency Fund	--	259,152	1,868	1,438	1	15,048	272,333
Fidelity Series Emerging Markets Fund	483,010	1,378,246	72,797	29,805	(2,841)	583,818	2,369,436
Fidelity Series Emerging Markets Opportunities Fund	4,457,914	12,445,953	471,186	574,909	(10,818)	5,104,828	21,526,691
Fidelity Series Floating Rate High Income Fund	61,682	123,345	5,152	4,028	(31)	12,139	191,983
Fidelity Series Government Money Market Fund 0.13%	1,376,575	1,772,925	1,670,351	1,795	--	--	1,479,149
Fidelity Series Growth Company Fund	2,774,005	8,521,163	752,859	2,688,731	(15,156)	1,100,001	11,627,154
Fidelity Series High Income Fund	305,753	622,462	25,760	25,901	(68)	69,644	972,031
Fidelity Series Inflation-Protected Bond Index Fund	838,992	2,040,121	85,358	34,977	74	78,039	2,871,868
Fidelity Series International Credit Fund	21,744	24,701	1,220	2,718	(18)	1,704	46,911
Fidelity Series International Growth Fund	3,291,556	7,174,718	781,634	1,329,200	(384)	714,824	10,399,080
Fidelity Series International Small Cap Fund	794,912	1,765,192	78,568	23,616	57	728,095	3,209,688
Fidelity Series International Value Fund	3,006,424	5,873,175	615,934	261,940	13,044	2,062,825	10,339,534
Fidelity Series Intrinsic Opportunities Fund	3,247,083	6,902,643	565,605	421,373	8,038	2,433,773	12,025,932
Fidelity Series Investment Grade Bond Fund	--	43,692	152	135	--	523	44,063
Fidelity Series Large Cap Stock Fund	2,891,456	6,317,752	616,896	404,000	(4,247)	1,849,531	10,437,596
Fidelity Series Large Cap Value Index Fund	788,891	2,542,555	74,245	69,788	(2,976)	574,737	3,828,962
Fidelity Series Long-Term Treasury Bond Index Fund	961,232	2,752,943	98,121	271,623	(1,847)	(354,571)	3,259,636
Fidelity Series Opportunistic Insights Fund	1,498,051	4,117,015	138,220	654,986	5,820	499,528	5,982,194
Fidelity Series Overseas Fund	2,892,263	5,720,695	455,218	103,150	(2,130)	1,986,824	10,142,434
Fidelity Series Real Estate Income Fund	172,497	401,280	16,143	27,351	(1,273)	67,100	623,461
Fidelity Series Short-Term Credit Fund	149,735	2,894	--	2,892	--	5,463	158,092
Fidelity Series Small Cap Discovery Fund	346,457	714,718	116,097	31,289	(2,243)	360,021	1,302,856
Fidelity Series Small Cap Opportunities Fund	1,161,992	2,316,562	181,427	77,917	3,434	1,144,855	4,445,416
Fidelity Series Stock Selector Large Cap Value Fund	2,188,378	5,345,331	273,408	170,650	(3,097)	1,611,772	8,868,976
Fidelity Series Value Discovery Fund	1,544,072	4,162,160	150,761	127,076	91	1,238,002	6,793,564
Total	$39,813,881	$93,658,269	$8,854,208	$8,861,511	$(121,345)	$24,130,072	$148,626,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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